Income Taxes - Summary of Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
Major components of tax expense (income) [abstract]
Current tax expense	$ 10,480			$ 18,592		$ 13,548
Deferred tax expense:
Origination and reversal of temporary differences	491			(7,546)		(3,947)
(Recognition) of tax losses, net	(927)			(823)		(1,693)
Change in the statutory rate	125			(10)		(20)
Total deferred tax income	(311)			(8,379)		(5,660)
Total	$ 10,169	$ 518		$ 10,213	[2]	$ 7,888

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1